Income Taxes - Schedule of loss before income tax provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S.	$ (166,087)	$ (163,844)
Foreign	0	139
Consolidated net loss before income taxes	$ (166,087)	$ (163,705)